Expense Example - Hartford Schroders Tax-Aware Bond Fund	Class A Year 1	Class A Year 3	Class A Year 5	Class A Year 10	Class C Year 1	Class C Year 3	Class C Year 5	Class C Year 10	Class I Year 1	Class I Year 3	Class I Year 5	Class I Year 10	Class Y Year 1	Class Y Year 3	Class Y Year 5	Class Y Year 10	Class F Year 1	Class F Year 3	Class F Year 5	Class F Year 10	Class SDR Year 1	Class SDR Year 3	Class SDR Year 5	Class SDR Year 10
USD ($)	520	693	879	1,419	263	509	879	1,920	51	184	329	752	58	198	350	792	48	164	290	659	48	164	290	659